Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compen- sation Table Total for CEO (Rick Wilmer) ($)	Compen- sation Actually Paid to CEO (Rick Wilmer) ($)(1)	Summary Compen- sation Table Total for Former CEO (Pasquale Romano) ($)	Compen- sation Actually Paid to Former CEO (Pasquale Romano) ($)(1)	Average Summary Compen- sation Table Total for Other NEOs ($)(2)	Average Compen- sation Actually Paid to Other NEOs ($)(1)(2)	Value of Initial $100 Investment Based On:		Net Income ($ Millions)
							ChargePoint TSR ($)	Peer Group TSR ($)(3)		Revenue ($ Millions)
2025	3,133,340	813,460	—	—	1,419,365	883,085	9.62	196.80	(277.1)	417.1
2024	3,497,427	(366,144)	602,418	(30,047,981)	1,081,990	(3,297,967)	19.00	180.58	(457.6)	506.6
2023	—	—	16,755,533	12,734,139	7,444,668	6,379,049	121.40	117.74	(345.1)	468.1
2022	—	—	58,679,085	(43,687,041)	6,277,153	(842,989)	138.50	147.72	(132.2)	241.0
2021	—	—	859,167	118,772,104	598,305	16,150,311	380.60	132.23	(197.0)	146.5

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The other NEOs in each covered year were as follows:
2025 - Mansi Khetani, Rebecca Chavez, JD Singh and David Vice
2024 - Mansi Khetani, Rebecca Chavez, Michael Hughes, Rex Jackson and William Loewenthal
2023 - Rick Wilmer, Rex Jackson, Michael Hughes and Eric Sidle
2022 - Rex Jackson, Michael Hughes, Colleen Jansen, Eric Sidle and Christopher Burghardt
2021 - Michael Hughes and Christopher Burghardt

Peer Group Issuers, Footnote	S&P Application Software index, consistent with our stock performance chart in our Annual Report on Form 10-K filed on March 28, 2025.
PEO Total Compensation Amount			$ 16,755,533	$ 58,679,085	$ 859,167
PEO Actually Paid Compensation Amount			12,734,139	(43,687,041)	118,772,104
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance table. “Compensation Actually Paid” does not necessarily reflect cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). Our NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments to compensation as reported in the Summary Compensation Table:

		CEO (Rick Wilmer) ($)
		2025
	Summary Compensation Table Total	3,133,340
Less:	Grant Date Fair Value of Equity Awards	(2,507,920)
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+2,075,520
Plus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	—
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	(1,767,651)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	(119,829)
=	Compensation Actually Paid	813,460

		Average of Other NEOs ($)
		2025
	Summary Compensation Table Total	1,419,365
Less:	Grant Date Fair Value of Equity Awards	(1,059,537)
Less:	Fair Value as of the Prior Fiscal Year End of Forfeited Equity Awards in the Fiscal Year	—
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+729,900
Plus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	+21,002
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	(155,925)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	(71,720)
=	Compensation Actually Paid	883,085
________________
	*All performance-based RSU (PRSU) award valuations included in "compensation actually paid" values were performed using the Monte Carlo probability model in a manner consistent with the process used to determine their grant date fair values (refer to our Annual Report on Form 10-K filed on March 28, 2025 for additional detail).
Non-PEO NEO Average Total Compensation Amount	$ 1,419,365	$ 1,081,990	7,444,668	6,277,153	598,305
Non-PEO NEO Average Compensation Actually Paid Amount	$ 883,085	(3,297,967)	6,379,049	(842,989)	16,150,311
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance table. “Compensation Actually Paid” does not necessarily reflect cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). Our NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments to compensation as reported in the Summary Compensation Table:

		CEO (Rick Wilmer) ($)
		2025
	Summary Compensation Table Total	3,133,340
Less:	Grant Date Fair Value of Equity Awards	(2,507,920)
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+2,075,520
Plus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	—
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	(1,767,651)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	(119,829)
=	Compensation Actually Paid	813,460

		Average of Other NEOs ($)
		2025
	Summary Compensation Table Total	1,419,365
Less:	Grant Date Fair Value of Equity Awards	(1,059,537)
Less:	Fair Value as of the Prior Fiscal Year End of Forfeited Equity Awards in the Fiscal Year	—
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+729,900
Plus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	+21,002
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	(155,925)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	(71,720)
=	Compensation Actually Paid	883,085
________________
	*All performance-based RSU (PRSU) award valuations included in "compensation actually paid" values were performed using the Monte Carlo probability model in a manner consistent with the process used to determine their grant date fair values (refer to our Annual Report on Form 10-K filed on March 28, 2025 for additional detail).
Compensation Actually Paid vs. Total Shareholder Return
The relationship between "compensation actually paid" (CAP) and the financial performance elements reflected in the above Pay versus Performance table are described in the below charts:
*    2022 Avg. NEO CAP and 2024/25 CAP to CEO are too small to have visible bar indicators in the chart.

Compensation Actually Paid vs. Net Income	* 2022 Avg. NEO CAP and 2024/25 CAP to CEO is too small to have a visible bar indicator in the chart.
Compensation Actually Paid vs. Company Selected Measure	* 2022 Avg. NEO and 2024/25 CAP to CEO is too small to have a visible bar indicator in the chart.
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following measures, in our assessment, represent the most important financial performance measures that link "compensation actually paid" to our named executive officers, for fiscal 2025, to ChargePoint’s performance:
1)Revenue
2)Adjusted EBITDA
3)Absolute Stock Price Performance

Total Shareholder Return Amount	$ 9.62	19.00	121.40	138.50	380.60
Peer Group Total Shareholder Return Amount	196.80	180.58	117.74	147.72	132.23
Net Income (Loss)	$ (277,100,000)	$ (457,600,000)	$ (345,100,000)	$ (132,200,000)	$ (197,000,000.0)
Company Selected Measure Amount	417,100,000	506,600,000	468,100,000	241,000,000.0	146,500,000
Measure:: 1
Pay vs Performance Disclosure
Name	1)Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Absolute Stock Price Performance
Rick Wilmer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,133,340	$ 3,497,427
PEO Actually Paid Compensation Amount	$ 813,460	(366,144)
PEO Name	Rick Wilmer
Pasquale Romano [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		602,418
PEO Actually Paid Compensation Amount		$ (30,047,981)
PEO Name	Pasquale Romano
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,507,920)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,075,520
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,767,651)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,829)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,059,537)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	729,900
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(155,925)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,002
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,720)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0